Other Receivables, Net (Details)			6 Months Ended			12 Months Ended
	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Other Receivables, Net [Line Items]
Credit loss allowance for other receivables						$ (125,657)	$ (16,057)
Credit losses for other receivables						18,368	2,347	124,534
Written off the uncollectible receivables					$ (37,343)	$ (43,898)	$ (5,609)	$ (53,615)
(Recovery of) provision for credit losses			$ 56,406	$ 7,260	$ 59,106
Cumulative-effect adjustment [Member]
Other Receivables, Net [Line Items]
Credit loss allowance for other receivables	$ 125,657	$ 16,057